PGIM Target Date 2070 Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 54.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	317	$4,597
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	530	27,405
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	675	6,731
		38,733
Fixed Income — 5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	193	1,416
PGIM Total Return Bond Fund (Class R6)	173	2,112
		3,528
International Equity — 40.0%
PGIM Global Real Estate Fund (Class R6)	170	3,517
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	468	7,363
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	1,036	17,398
		28,278

Total Long-Term Investments (cost $62,237)		70,539

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $159)	159	159

TOTAL INVESTMENTS 100.1% (cost $62,396)(wa)		70,698
Liabilities in excess of other assets (0.1)%		(102)

Net Assets 100.0%		$70,596

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
PGIM Target Date 2070 Fund